Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2017.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of June 30, 2018, we leased eight vessels under finance leases from wholly-owned special purpose vehicles (“Lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these Lessor SPVs, we have determined that we are the primary beneficiary of these entities and, accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, non-controlling interests, interest income and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

In relation to the FLNG derivative (see note 1), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the FLNG derivative include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our FLNG derivative is recognized in each period in current earnings in "Realized and unrealized gain on FLNG derivative instrument".

The realized and unrealized gain on FLNG derivative instrument is as follows:

(in thousands of $)	Six months ended June 30,
	2018	2017
Realized gain on FLNG derivative instrument	3,586	—
Unrealized gain on FLNG derivative instrument	108,300	—
	111,886	—

For further information on the nature of this derivative, refer to note 15. The unrealized gain results from movement in oil prices above a contractual floor price over term of the LTA; the realized gain results from monthly billings above the base tolling fee under the LTA.

Adoption of new accounting standards, Accounting pronouncements to be adopted
Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated financial statements for the six months ended June 30, 2018 are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2017, except for the following significant changes to our accounting policy "Revenue and related expense recognition" as a result of adopting the requirements of ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)" (hereafter, ASC 606), for further changes, see note 3, and as a result of a change in presentation of expenses in the statements of income in quarter ended June 30, 2018.

Revenue and related expense recognition

Time charter agreements

Revenues include minimum lease payments under time charters and gross pool revenues. Revenues generated from time charters, which we classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire.

Liquefaction services revenue

Liquefaction services revenue is generated from a LTA entered into with our customer. Our provision of liquefaction services capacity includes the receipt of the customer’s gas, treatment and temporary storage on board our FLNG, and delivery of LNG to waiting carriers.

The liquefaction services capacity provided to our customer is considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to our customer.

Contractual payment terms for liquefaction services is monthly in arrears, after services have been provided, generally resulting in the recognition of contract assets. Contract assets are regularly assessed for impairment. Contract liabilities arise when the customer makes payments in advance of receiving services. The term between when invoicing and when payment is due is not significant.

We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Management fees

Management fees are generated from commercial and technical vessel-related services and corporate and administrative services. Commercial and technical vessel-related services include vessel maintenance, providing vessel crew, making arrangements for vessel insurance, bunkering, provisions and stores, invoicing and collecting vessel hire. Corporate and administrative services include corporate services, group accounting, treasury, legal, tax, consultancy and other administrative services.

These services are provided to our customers Golar Partners, Golar Power and OneLNG. Our contracts generally have an initial contract term of one year or less, after which the arrangement continues with a short notice period to end the contract, ranging from 30 days to 180 days. Our management services provided are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to the customer.

Contractual payment terms for management fees generally allow for billing and payment in advance of services being provided. However, contract liabilities did not arise because there was no billing in recognition for services rendered in future periods at the reporting date. Contract assets arise when we render management services in advance of receiving payment from our customers. Contract assets are regularly assessed for impairment.

The transaction price is generally considered variable consideration given the key driver of consideration is actual costs incurred in a given period, which varies each period according to activity levels. The entire amount of the transaction price is allocated to the single performance obligation identified.

We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount we have the right to invoice.

Cool Pool

Pool revenues and expenses under the Cool Pool arrangement have been accounted for in accordance with the guidance for collaborative arrangements.

In relation to our vessels participating within the pool, voyage expenses and commissions from collaborative arrangements include an allocation of our net results from the pool to the other participants. Each participants' share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

We have presented our share of the net income earned under the Cool Pool arrangement across a number of line items in the income statement. For net revenues and expenses incurred relating specifically to Golar’s vessels, and for which we are deemed the principal, these will be presented gross on the face of the income statement in the line items "Time and voyage charter revenues" and "Voyage, charterhire and commission expenses". For pool net revenues generated by the other participants in the pooling arrangement, these will be presented separately in revenue and expenses from collaborative arrangements. Refer to note 16 for an analysis of the income statement effect for the pooling arrangement.

Project development expenses

With effect from the quarter ended June 30, 2018, we presented a new line item in operating expenses on the face of the statements of income. The new line item, "Project development expenses", includes the costs associated with pursuing future contracts and developing our pipeline of activities that have not met our internal threshold for capitalization. Previously, these costs were presented within "Administrative expenses" along with our general overhead costs. We believe that the introduction of this new line item in the statements of income provides users of our financial statements greater transparency over a key element of our business. This presentation change has been retrospectively restated in prior periods.
Adoption of new accounting standards

In May 2014, the FASB issued ASC 606 and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted this guidance on January 1, 2018, under a modified retrospective approach - see note 5 for further details. The adoption of this guidance impacts presentation and disclosure of our management fee revenue only, there is no impact to recognition or measurement.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition, measurement, presentation and disclosure of financial instruments. We adopted the amendments to this ASU on January 1, 2018 under a modified retrospective approach except for equity securities without a determinable fair value, for which a prospective approach is prescribed. The adoption of this ASU did not have a material impact on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our consolidated statements of cash flows.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our consolidated statements of cash flows and related disclosures. The adoption changed how restricted cash is reported in the consolidated statements of cash flows as follows for the six months ended June 30, 2017:

		Six months ended June 30, 2017
(in thousands of $)	Cash flow line item	As previously reported	Adjustments decrease	As adjusted
OPERATING ACTIVITIES	Restricted cash and short-term deposits	(406)	406	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	(6,544)	6,544	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(15,393)	15,393	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		119,036	22,343	141,379
Cash, cash equivalents and restricted cash at beginning of period		224,190	416,028	640,218
Cash, cash equivalents and restricted cash at end of period		343,226	438,371	781,597

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future vessel dropdowns may be considered the sale of an asset rather than a business. However, this will be dependent upon the facts and circumstances of each prospective transaction. There was no material impact on the adoption of this ASU on our consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05 Other Income - Gains and Losses from the Derecognition of Non-Financial Assets. This ASU clarifies the scope of guidance applicable to sales of non-financial assets and also provides guidance on partial sales of such assets. We adopted this ASU prospectively from January 1, 2018. We expect any gain or loss on sale from future dropdowns, accounted for as a disposal, will be recognized in full on the disposal date, however this will be dependent on the facts and circumstances of each prospective transaction. There was no material impact to our consolidated financial statements and related disclosures on adoption of this standard.

Accounting pronouncements that have been issued but not adopted

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. This standard requires a lessee to recognize right-of-use assets and lease liabilities on its balance sheet for all leases with terms longer than 12 months and introduces additional disclosure requirements. Lessors are required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. The standard will become effective on a modified retrospective basis for us on January 1, 2019. We are evaluating the impact of this standard on our consolidated financial statements and related disclosures. Due to the transition provisions for lessors, we expect the most significant impact of the adoption of this standard will be the recognition of lease assets and lease liabilities on our balance sheet for those leases where we are a lessee that are currently classified as operating leases.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements. We are evaluating the impact of these amendments on our consolidated financial statements and related disclosures.